CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	May 31, 2014	Aug. 31, 2013	Aug. 31, 2012
ASSETS
Cash	$ 215,087	$ 476,522	$ 2,206,347
Accounts receivable from joint interest owners and other	1,443,851
Accrued gas sales		0	178,225
Joint interest owners and other		912,458	122,745
Prepaids	36,707	41,565	204,892
Other	59,611	19,429	17,919
Total current assets	1,755,256	1,449,974	2,730,128
OIL AND GAS PROPERTIES, full cost method, unproven	49,833,036	48,897,972	22,107,381
OTHER ASSETS-Goodwill	1,194,365	1,194,365	1,194,365
Total assets	52,782,657	51,542,311	26,031,874
CURRENT LIABILITIES
Accounts payable and accrued liabilities	4,024,669	3,117,627	1,483,041
Convertible notes, net of $326,213 of unamortized discount at May 31, 2014	1,928,787
Asset retirement obligation-current	80,000	80,000	80,000
Total current liabilities	6,033,456	3,197,627	1,563,041
NONCURRECT LIABILITIES
Asset retirement obligations	17,583,889	17,066,750	7,057,716
Deferred income taxes	2,779,849	2,779,849	0
Total liabilities	26,397,194	23,044,226	8,620,757
STOCKHOLDERS' EQUITY
Capital Stock Authorized: 10,000,000 preferred shares, par value $0.001 per share 150,000,000 common shares, par value $0.001 per share Issued and outstanding: 19,648,797 and 19,487,739 common shares at May 31, 2014 and August 31, 2013, respectively	19,649	19,488	17,479
Additional paid-in capital	30,184,768	29,153,194	21,830,083
Accumulated other comprehensive loss	(89,198)	(43,488)	(2,959)
Accumulated deficit during the exploration stage	(3,729,756)	(631,109)	(4,433,486)
Total stockholders' equity	26,385,463	28,498,085	17,411,117
Total liabilities and stockholders' equity	$ 52,782,657	$ 51,542,311	$ 26,031,874